Document and Entity Information	6 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	BlueOne Card, Inc.
Entity Central Index Key	0001496690
Document Type	10-12G
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false